Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Millions	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2007	$ 191.0	$ (1,516.5)	$ 108.4	$ 1,992.1	$ (5.3)
Balance, shares at Dec. 31, 2007	191.0	(59.9)
Purchase of treasury stock		(111.3)
Purchase of treasury stock, shares		(6.1)
Issuance of common stock		1.9	(1.3)
Issuance of common stock, shares		0.1
Stock-based compensation			11.7
Conversion option of convertible notes			76.9
Purchase of convertible notes hedges			(86.3)
Tax benefit from purchase of convertible notes hedges			3.2
Sale of common stock warrants			39.9				39.9
Net income				189.4		189.4	189.4
Other comprehensive income (loss), all net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax						(2.5)
Pension adjustments						0.8
Other comprehensive income (loss)					(1.7)	(1.7)
Comprehensive income						187.7
Cash dividends declared				(31.3)
Balance at Dec. 31, 2008	191.0	(1,625.9)	152.5	2,150.2	(7.0)
Balance, shares at Dec. 31, 2008	191.0	(65.9)
Issuance of common stock		3.1	(1.7)
Issuance of common stock, shares		0.1
Exercise of stock options		0.9	(0.2)
Stock-based compensation			11.2
Net income				205.0		205.0	205.0
Other comprehensive income (loss), all net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax						1.1
Pension adjustments						(0.5)
Amortization of gain on cash flow hedge						(0.1)
Other comprehensive income (loss)					0.5	0.5
Comprehensive income						205.5
Cash dividends declared				(31.3)
Balance at Dec. 31, 2009	191.0	(1,621.9)	161.8	2,323.9	(6.5)		1,048.3
Balance, shares at Dec. 31, 2009	191.0	(65.8)
Purchase of treasury stock		(398.8)
Purchase of treasury stock, shares		(19.8)
Issuance of common stock		2.7	(4.4)
Issuance of common stock, shares		0.1
Retirement of treasury stock	(45.0)	1,063.9	(17.8)	(1,001.0)
Retirement of treasury stock, shares	(45.0)	45.0
Exercise of stock options		5.1	(1.9)
Exercise of stock options, shares		0.2
Stock-based compensation			9.6
Net income				206.1		206.1	206.1
Other comprehensive income (loss), all net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax						2.4
Pension adjustments						(0.2)
Other comprehensive income (loss)					2.2	2.2
Comprehensive income						208.3
Cash dividends declared				(26.5)
Balance at Dec. 31, 2010	$ 146.0	$ (949.0)	$ 147.3	$ 1,502.5	$ (4.3)		$ 842.5
Balance, shares at Dec. 31, 2010	146.0	(40.3)